Schedule of Components of Operating and Finance Lease Cost (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease cost	$ 100,000	$ 1,200,000
Beeline Financial Holdings Inc [Member]
Operating lease cost		$ 335,353	$ 482,363